Description of the Plan	12 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Colgate-Palmolive Puerto Rico Savings and Investment Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

The Plan was created on February 1, 1994 to provide retirement benefits for eligible employees and is sponsored by Colgate-Palmolive Company Distr. LLC (the “Plan Sponsor” or the “Company”), a wholly-owned subsidiary of Colgate-Palmolive Company. Banco Popular de Puerto Rico is the trustee of the Plan. The recordkeeper of the Plan is Alight Solutions LLC. The Plan’s investments are contained within the Colgate-Palmolive Savings & Investment Plans Master Trust (the “Master Trust”) and the custodian of the Plan is the Bank of New York Mellon.

The Plan is a defined contribution retirement plan and is administered by the Colgate-Palmolive Company Employee Relations Committee (the “Committee”). The Plan is subject to the reporting and disclosure requirements, participation and vesting standards and fiduciary responsibility provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and to the Puerto Rico Internal Revenue Code of 2011, as amended (“Puerto Rico IRC”).

Effective January 1, 2024, employees are eligible to participate in the Plan upon hire, regardless of their scheduled or completed hours. Prior to that, employees eligible to participate in the Plan were required to meet certain minimum hourly service requirements and be at least 21 years old.

As of December 31, 2025, the Plan maintained the following funds (all through the Master Trust):

Name of Fund	Description of the type of investment
Short Term Fixed Income Fund	Guaranteed investment contracts and cash reserve funds
Employee Directed Common Stock Fund	Colgate-Palmolive Company Common Stock and cash reserve funds
American Funds EUPAC Fund	Primarily invests in stocks of companies in Europe and the Pacific Basin
Baird Core Plus Bond Fund	Primarily invests its assets in a diversified portfolio of U.S. government, corporate, mortgage and asset-backed securities
Neuberger Berman Genesis Fund; R6	Primarily invests in stocks of companies with total market value of less than $2.0 billion at the time of the initial investment
BlackRock LifePath Funds	Funds whose investment mix across a range of asset classes becomes more conservative as the target or maturity date approaches
State Street US Bond Index Securities Lending Series Fund Class XIV	Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Bloomberg U.S. Aggregate Bond Index over the long term
State Street Global All Cap Ex-U.S. Index Securities Lending Series Fund	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the MSCI ACWI ex USA IMI Index over the long term
State Street S&P 500 Index Fund CL II	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the S&P 500 Index over the long term
State Street Russell Small/Mid Cap Index Fund CL II	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the Russell Small Cap Completeness Index over the long term
Savings Program

Participant Contributions

Employees can generally contribute to the Plan between 1% and 100% of their eligible compensation. Participants may generally begin, resume or suspend contributions, change their contribution rate and the allocation of their contributions between pre-tax and after-tax earnings on a daily basis. Participants are always fully vested in their contributions and related investment earnings. Under the Puerto Rico IRC the maximum allowable participant pre-tax contribution was $15,000 for 2025. Participants who are expected to reach or are over the age of 50 during the Plan year and have made the maximum pre-tax contributions are eligible to make additional catch-up contributions. The maximum allowable catch-up contribution under the Puerto Rico IRC was $1,500 for 2025, on a pre-tax basis.

Participants are also able to contribute to the Plan rollover distributions from other qualified benefit plans.

Employees participating in the Plan may direct the investment of their contributions into various investment options offered by the Plan and may change their investment direction on a daily basis. Participants may, on a daily basis, diversify/transfer their participant account balances among any of the investment funds in the Plan.

Company Matching Contributions

The Company matches participant pre-tax contributions at a rate of 50% or 75% of the participant’s pre-tax contributions, up to a maximum of 6% of participant eligible compensation depending on years of service. Company matching contributions are invested in the same manner as participant elections for investment of their participant contributions. Contributions made are diversifiable, on a daily basis, immediately upon allocation, among any of the investment funds in the Plan. Participants are 50% vested in their matching contribution accounts after two years of service and fully vested after three years of service or, if while active, they reach age 55, become permanently disabled, or die, or in the event of Plan termination. Effective April 1, 2024, employer contributions, including Company matching contributions are not available to interns.

Company Retirement Contributions Program

Eligible employees generally receive Basic Retirement Contributions (“BRCs”) and Additional Basic Retirement Contributions (“ABRCs”). BRCs are based on eligible compensation and number of years of service with the Company. Employees with less than 10 years of service will receive 4% of eligible compensation and employees with 10 or more years of service will receive 5% of eligible compensation. ABRCs in the amount of 1% of eligible compensation are made for employees hired prior to November 1, 2012. Effective April 1, 2024, employer contributions, including BRCs, are not available to interns.

Company retirement contributions are allocated to the Plan’s investment funds in the same manner as employee elections for investment of their own contributions. Participants are 25% vested after 2 but less than 3 years of service, 50% vested after 3 years but less than 4 years of service, 75% vested after 4 but less than 5 years of service, and 100% after 5 years, or, if while active, they reach 55, become permanently disabled, or die, or in the event of Plan termination.

Participant Accounts

An account is maintained for each participant, credited with the types of contributions described above as well as allocation of fund earnings or losses, and expenses. Depending on fund elections, certain participant investment accounts are also charged with monthly investment service fees. The benefit to which a participant is entitled upon termination of employment is the vested portion of the amount accumulated in the participant’s account.
Distributions

Participating employees can receive a distribution from the Plan due to retirement, permanent disability, termination or death. Unvested balances will be forfeited in the event of termination. In-service withdrawals are available as specified by the Plan.

Forfeitures

After the earlier of the distribution of the terminated participant’s vested account balances or the fifth anniversary of the participant’s termination, nonvested account balances are considered forfeited and can be used to reduce Company contributions that are otherwise due under the Plan, with any remaining balances first used to restore account balances in accordance with the terms of the Plan and then used for any permissible purpose, including but not limited to payment of reasonable Plan expenses not otherwise paid by the Company (in its capacity as a settlor) or satisfied through other means. There were no forfeiture balances outstanding as of December 31, 2025 or 2024. During 2025, the Company used $4,113 of forfeitures to reduce Company contributions.

Plan Termination

Although it has not expressed any intention to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and/or terminate the Plan subject to the provisions set forth in ERISA. In the event of termination of the Plan, the Committee shall compute and distribute the value of the accounts of the participants.